Leases - Schedule of ROU assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease assets	$ 14,992	$ 0
Liabilities
Lease liabilities, current	3,712	0
Lease liabilities, non-current	12,781	$ 0
Total lease liabilities	$ 16,493